Redeemable Common Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Business Combinations [Abstract]
Redeemable Common Stock
(5)	Redeemable Common Stock

The ESOP Trust owns all of Alion’s issued and outstanding common stock for the benefit of current and former employee participants in the Alion KSOP. The issued and outstanding common stock held by the ESOP represents less than 60% of Alion’s total authorized shares. The Company has reserved over 40% of its authorized shares to satisfy the three classes of outstanding common stock warrants the Company has issued.

ESOP participants and beneficiaries are entitled to a distribution of the value as determined by the ESOP Trustee of their vested account balance upon death, disability, retirement or termination of employment. The Plan permits distributions to be paid over a five-year period commencing the year after a participant’s retirement at age 65, death or disability. Alion can delay distributions to other terminating participants for six years before commencing payment over a subsequent five-year period. The Company intends to continue its practice of paying distribution requests in annual installments and deferring initial payments as permitted.

Terminating ESOP participants can hold or immediately sell their distributed shares to the Company. If a participant elects to hold distributed shares, the IRC and ERISA require Alion to offer a put option to allow the recipient to sell stock to Alion at the price per share determined by the ESOP Trustee on the most recent valuation date. The price at which the Company was able to contribute shares to the ESOP Trust was $2.45 on August 20, 2014 and $2.45 on September 30, 2014. The put right requires Alion to purchase distributed shares during two put option periods at the most recent price determined by the ESOP Trustee.

In its fiduciary capacity, the ESOP Trustee is independent of the Company and its management. Consistent with its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the ESOP Trustee may acquire or dispose of investments in Alion common stock. The Audit and Finance Committee of Alion’s Board of Directors reviews the reasonableness of the amount management has determined Alion should recognize for the Company’s obligation to repurchase shares of its outstanding redeemable common stock. The Audit and Finance Committee considers various factors in its review, including, in part, the most recent valuation report prepared for, and the share price selected by the ESOP Trustee.

The Company and the ESOP retain the right to delay distributions consistent with the terms of the Plan, and to control the circumstances of future distributions. However, eventual redemption of outstanding shares of Alion common stock held by the ESOP Trust is deemed to be outside the Company’s control. Accordingly, the Company treats shares of its common stock held by the ESOP Trust as redeemable common stock.

(5)	Redeemable Common Stock

The ESOP Trust owns substantially all of Alion’s issued and outstanding common stock, for the benefit of current and former employee participants in the Alion KSOP. The issued and outstanding common stock held by the ESOP represents less than 60% of Alion’s total authorized shares. The Company has reserved over 40% of its authorized shares to satisfy the three classes of outstanding penny warrants the Company has issued.

ESOP participants and beneficiaries are entitled to a distribution of the value as determined by the ESOP trustee of their vested account balance upon death, disability, retirement or termination of employment. The Plan permits distributions to be paid over a five-year period commencing the year after a participant’s retirement at age 65, death or disability. Alion can delay distributions to other terminating participants for six years before commencing payment over a subsequent five-year period. The Company intends to pay distribution requests in annual installments and defer initial payments as permitted.

Terminating ESOP participants can hold or immediately sell their distributed shares to the Company. If a participant elects to hold distributed shares, the IRC and ERISA require Alion to offer a put option to allow the recipient to sell stock to Alion at the price per share determined by the ESOP trustee on the most recent valuation date. The Company was able to sell shares to the ESOP Trust was $2.45 at August 20, 2014 and $2.45 at September 30, 2014. The put right requires Alion to purchase distributed shares during two put option periods at the most recent price determined by the ESOP Trustee.

Consistent with its duty of independence from Alion management and its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the value (share price) at which the Trustee may acquire or dispose of investments in Alion common stock.

Alion management determines, and the Board of Directors’ Audit and Finance Committee reviews, the reasonableness of Alion’s recorded redeemable common stock liability. The Audit and Finance Committee considers various factors in its review, including in part, the ESOP valuation report and the share price selected by the ESOP Trustee. Management also considers the share price selected by the ESOP Trustee along with other factors in estimating Alion’s aggregate liability for outstanding redeemable common stock.

The Company and the ESOP retain the right to delay distributions consistent with the terms of the Plan, and to control the circumstances of future distributions. However, eventual redemption of shares of Alion common stock is deemed to be outside the Company’s control.